PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Obligation under the Labor Law (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined benefit plans	Rp 1,680	Rp 1,449	Rp 1,176
Amount recognised in other comprehensive income before tax adjustment	2,168	(4,455)	(2,520)
Obligation under the Labor Law
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	926	777
Post-employment benefit expense, defined benefit plans	254	258	136
Amount recognised in other comprehensive income before tax adjustment	Rp 42	Rp 125	Rp (107)